united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 04/30/18

Item 1. Schedule of Investments.

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018
Shares		Value
	COMMON STOCKS - 46.8%
	AEROSPACE & DEFENSE - 0.7%
290	Elbit Systems Ltd.	$33,571

	APPAREL & TEXTILE PRODUCTS - 0.1%
130	Gildan Activewear, Inc.	3,793

	ASSET MANAGEMENT - 0.6%
614	Brookfield Asset Management, Inc.	24,374
57	Onex Corp.	4,228
		28,602
	AUTOMOTIVE - 0.3%
232	Magna International, Inc.	13,723

	BANKING - 14.9%
32,811	Abu Dhabi Commercial Bank PJSC	62,797
12,510	Bank Hapoalim BM	85,744
16,531	Bank Leumi Le-Israel BM	97,866
405	Bank of Montreal	30,806
763	Bank of Nova Scotia	46,972
270	Canadian Imperial Bank of Commerce	23,553
47,350	First Abu Dhabi Bank PJSC	159,846
654	First International Bank Of Israel Ltd.	13,515
14,430	Israel Discount Bank Ltd. *	40,067
1,723	Mizrahi Tefahot Bank Ltd.	31,564
218	National Bank of Canada	10,370
904	Royal Bank of Canada	68,853
1,160	Toronto-Dominion Bank	65,250
		737,203
	BIOTECH & PHARMACEUTICALS - 3.7%
10,211	Teva Pharmaceutical Industries Ltd.	186,460

	CHEMICALS - 1.0%
6,649	Israel Chemicals Ltd.	29,901
401	Nutrien Ltd.	18,283
		48,184
	CONSUMER PRODUCTS - 1.1%
404	Frutarom Industries Ltd.	38,795
135	Saputo, Inc.	4,384
550	Strauss Group Ltd.	11,347
		54,526
	CONTAINERS & PACKAGING - 0.1%
94	CCL Industries, Inc.	4,567

	ENGINEERING & CONSTRUCTION SERVICES - 0.9%
74,337	Dubai Investments PJSC	38,452
110	SNC-Lavalin Group Inc	4,830
		43,282
	GAMING, LODGING & RESTAURANTS - 0.2%
138	Restaurant Brands International, Inc.	7,521

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018
Shares		Value
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
170,543	Dubai Financial Market PJSC	$45,501
92,266	GFH Financial Group BSC	30,896
		76,397
	INSURANCE - 1.4%
19	Fairfax Financial Holdings Ltd	10,535
175	Great-West Lifeco Inc	4,673
91	Intact Financial Corp	6,949
1,297	Manulife Financial Corp	24,514
234	Power Corp of Canada	5,569
157	Power Financial Corp	4,079
381	Sun Life Financial Inc	15,752
		72,071
	MEDIA - 0.3%
302	Shaw Communications, Inc.	6,217
53	Shopify, Inc. *	7,111
		13,328
	MEDICAL EQUIPMENT & DEVICES - 0.4%
672	Mazor Robotics Ltd. *	18,267

	METALS & MINING - 0.9%
143	Agnico Eagle Mines Ltd.	6,027
724	Barrick Gold Corp.	9,759
109	Franco-Nevada Corp.	7,743
557	Goldcorp, Inc.	7,404
244	Teck Resources Ltd.	6,134
272	Wheaton Precious Metals Corp.	5,655
		42,722
	OIL, GAS & COAL - 3.7%
631	Canadian Natural Resources Ltd.	22,800
692	Cenovus Energy, Inc.	6,942
943	Enbridge, Inc.	28,607
562	Encana Corp.	7,010
538	Imperial Oil Ltd.	16,758
248	Inter Pipeline Ltd.	4,478
21,934	Oil Refineries Ltd.	9,522
119	Paz Oil Co., Ltd.	17,348
314	Pembina Pipeline Corp.	10,016
1,015	Suncor Energy, Inc.	38,876
562	TransCanada Corp.	23,866
		186,223
	PASSENGER TRANSPORTATION - 0.7%
103,796	Air Arabia PJSC	34,475

	REAL ESTATE - 4.8%
810	Airport City Ltd. *	9,284
83,527	Aldar Properties PJSC	47,754
1,181	Alony Hetz Properties & Investments Ltd.	10,504
450	Azrieli Group Ltd.	20,650
39,393	DAMAC Properties Dubai Co. PJSC	29,707

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018
Shares		Value
	REAL ESTATE (continued) - 4.8%
88,604	Emaar Malls PJSC	$53,551
36,396	Emaar Properties PJSC	57,371
1,151	Gazit-Globe Ltd.	10,909
		239,730
	RETAIL - CONSUMER STAPLES - 0.5%
274	Alimentation Couche-Tard, Inc.	11,865
71	Dollarama, Inc.	8,186
127	Loblaw Cos Ltd.	6,469
		26,520
	RETAIL - DISCRETIONARY - 0.1%
40	Canadian Tire Corp. Ltd.	5,460

	SEMICONDUCTORS - 0.8%
386	Nova Measuring Instruments Ltd. *	10,242
1,215	Tower Semiconductor Ltd. *	31,970
		42,212
	SOFTWARE - 1.7%
13	Constellation Software, Inc.	9,305
728	Nice Ltd.	69,079
158	Open Text Corp.	5,587
		83,971
	SPECIALTY FINANCE - 0.9%
31,685	Dubai Islamic Bank PJSC	47,444

	TECHNOLOGY SERVICES - 0.5%
151	CGI Group, Inc. *	8,764
468	Thomson Reuters Corp.	18,848
		27,612
	TELECOM - 3.7%
583	BCE, Inc.	24,781
25,987	Bezeq The Israeli Telecommunication Corp. Ltd.	32,806
21,455	Emirates Telecommunications Group Co. PJSC	100,174
221	Rogers Communications, Inc.	10,449
374	TELUS Corp	13,406
		181,616
	TRANSPORTATION & LOGISTICS - 1.0%
461	Canadian National Railway Co.	35,662
90	Canadian Pacific Railway Ltd.	16,448
		52,110
	UTILITIES - 0.3%
139	Emera, Inc.	4,336
274	Fortis, Inc.	9,212
		13,548

	TOTAL COMMON STOCKS (Cost $2,397,739)	2,325,138

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 53.1%
	SINGLE COUNTRY - 53.1%
69,318	Global X MSCI Pakistan ETF	$881,032
94,230	iShares MSCI Qatar ETF	1,614,160
8,352	iShares MSCI UAE ETF	138,058
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,555,808)	2,633,250

	TOTAL INVESTMENTS - 99.9% (Cost $4,953,547)	$4,958,388
	OTHER ASSETS LESS LIABILITIES - 0.1%	3,194
	NET ASSETS - 100.0%	$4,961,582

* Non-Income producing security.

PJSC - Public Joint-Stock Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,325,138	$ -	$ -	$ 2,325,138
Exchange Traded Funds	2,633,250	-	-	2,633,250
Total	$ 4,958,388	$ -	$ -	$ 4,958,388

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 4,953,547	$ 122,074	$ (117,233)	$ 4,841

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2018

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/28/2018